Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined benefit Plan +0.5%
Statement [line items]
Discount rate	$ (230)	$ (238)
Rate of increase in compensation levels	245	255
Defined benefit Plan -0.5%
Statement [line items]
Discount rate	251	261
Rate of increase in compensation levels	$ (227)	$ (235)